Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our CEO and non-CEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Southern First Total Shareholder Return	S&P US BMI Banks – Southeast Region Index Total Shareholder Return	Net Income ($ in thousands)	Growth in Tangible Book Value(5)
2025	$ 1,146,833	1,212,900	478,812	507,946	$ 145.74	$ 187.40	$ 30,366	10.92%
2024	1,141,448	1,108,668	414,553	378,625	93.55	139.40	15,530	4.76%
2023	805,318	763,495	363,433	222,899	115.68	151.44	13,426	5.09%
2022	930,645	648,353	503,035	318,392	110.91	121.30	29,115	4.82%
2021	1,279,479	1,940,915	528,440	889,758	173.58	184.47	46,711	19.41%

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote	R. Arthur Seaver, Jr. was our CEO for each year presented. The individuals comprising the Non-CEO NEOs are Messrs. Dowling, Hurst, and Aiken and Ms. King for 2021 and 2022, Messrs. Dowling, Hurst, Borrmann, and Aiken and Ms. King for 2023, Messrs. Hurst, Zych, Borrmann, Aiken and Ms. Fairchild for 2024 and Messrs. Hurst, Zych, and Wilbanks and Ms. Fairchild for 2025.
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P US BMI Banks – Southeast Region Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P US BMI Banks – Southeast Region Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,146,833	$ 1,141,448	$ 805,318	$ 930,645	$ 1,279,479
PEO Actually Paid Compensation Amount	$ 1,212,900	1,108,668	763,495	648,353	1,940,915
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for CEO	Exclusion of Change in Pension Value for CEO	Exclusion of Stock Awards and Option Awards for CEO	Inclusion of Pension Service Cost for CEO	Inclusion of Equity Values for CEO	Compensation Actually Paid to CEO
2025	$ 1,146,833	(201,981)	(204,608)	97,999	374,657	1,212,900
2024	1,141,448	(110,300)	(308,978)	92,954	293,544	1,108,668
2023	805,318	-	(130,350)	92,686	(4,159)	763,495
2022	930,645	(50,741)	(122,280)	108,328	(217,558)	648,353
2021	1,279,479	(240,559)	(318,235)	112,730	1,107,500	1,940,915

Non-PEO NEO Average Total Compensation Amount	$ 478,812	414,553	363,433	503,035	528,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 507,946	378,625	222,899	318,392	889,758
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Exclusion of Change in Pension Value for Non-CEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non- CEO Named Executive Officers	Average Inclusion of Pension Service Cost for Non-CEO NEOs	Average Inclusion of Equity Values for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs
2025	$ 478,812	(6,953)	(63,940)	4,594	95,433	507,946
2024	414,553	(2,291)	(100,199)	3,489	63,073	378,625
2023	363,433	(4,462)	(66,132)	4,598	(74,538)	222,899
2022	503,035	(8,421)	(70,311)	18,527	(124,438)	318,392
2021	528,440	(32,674)	(114,407)	20,391	488,008	889,758

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO	Total - Inclusion of Equity Values for CEO
2025	$ 286,451	(8,826)	97,032	374,657
2024	330,959	(4,650)	(32,765)	293,544
2023	111,300	(88,220)	(27,239)	(4,159)
2022	91,500	(291,290)	(17,768)	(217,558)
2021	640,991	436,186	30,323	1,107,500
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs	Total - Average Inclusion of Equity Values for Non- CEO NEOs
2025	$ 89,516	(21,840)	27,757	95,433
2024	118,892	3,971	(59,790)	63,073
2023	45,262	(19,426)	(22,155)	(74,538)
2022	45,750	(134,948)	(35,240)	(124,438)
2021	232,561	224,092	31,355	488,008

Compensation Actually Paid vs. Total Shareholder Return

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative total shareholder return over the five fiscal years ending December 31, 2025. In addition, the table below shows the relationship between our cumulative total shareholder return and the S&P US BMI Banks - Southeast Region index total shareholder return over that same period.

Compensation Actually Paid vs. Net Income

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our net income over the five fiscal years ending December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our tangible book value over the five fiscal years ending December 31, 2025.

Tabular List, Table

We consider the following to be the most important financial performance measures we use to link compensation actually paid to our NEOs for 2025, to company performance. The measures below are not ranked.

•	Tangible Book Value
•	Net Charge-offs as a Percentage of Average Loans
•	Total Shareholder Return

Total Shareholder Return Amount	$ 145.74	93.55	115.68	110.91	173.58
Peer Group Total Shareholder Return Amount	187.40	139.40	151.44	121.30	184.47
Net Income (Loss)	$ 30,366,000	$ 15,530,000	$ 13,426,000	$ 29,115,000	$ 46,711,000
Company Selected Measure Amount	0.1092	0.0476	0.0509	0.0482	0.1941
PEO Name	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table, excluding negative values. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

While we utilize several performance measures to align executive compensation with performance, all those measures are not presented in the Pay for Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

While we do not consider net income to be one of the most important financial performance measures in determining overall compensation, it does impact the compensation actually paid to our CEO and other named executive officers as it is correlated with tangible book value.

Net charge-offs as a percentage of average loans also impacts the compensation actually paid to our CEO and other named executive officers because one third of the payout under our long-term incentive plan is based upon our cumulative net charge-offs during the three-year measurement period.

Our TSR directly impacts the compensation actually paid to our CEO and other named executive officers and is the primary driver of the difference between the Summary Compensation Table amounts and Compensation Actually Paid amounts in the above table. This results from the high percentage of compensation delivered through equity awards which are tied directly to share price.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value
Non-GAAP Measure Description	We determined Growth in Tangible Book Value (“TBV”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for the prior years shown, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-offs as a Percentage of Average Loans
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (201,981)	$ (110,300)		$ (50,741)	$ (240,559)
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(204,608)	(308,978)	(130,350)	(122,280)	(318,235)
PEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,999	92,954	92,686	108,328	112,730
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	374,657	293,544	(4,159)	(217,558)	1,107,500
PEO [Member] | Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	286,451	330,959	111,300	91,500	640,991
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(8,826)	(4,650)	(88,220)	(291,290)	436,186
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	97,032	(32,765)	(27,239)	(17,768)	30,323
PEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	374,657	293,544	(4,159)	(217,558)	1,107,500
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,953)	(2,291)	(4,462)	(8,421)	(32,674)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,940)	(100,199)	(66,132)	(70,311)	(114,407)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,594	3,489	4,598	18,527	20,391
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,433	63,073	(74,538)	(124,438)	488,008
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	89,516	118,892	45,262	45,750	232,561
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(21,840)	3,971	(19,426)	(134,948)	224,092
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	27,757	(59,790)	(22,155)	(35,240)	31,355
Non-PEO NEO [Member] | Total - Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 95,433	$ 63,073	$ (74,538)	$ (124,438)	$ 488,008